DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
LIBOR	London Interbank Offered Rate
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (11.2%)
	Activision Blizzard, Inc.	247,980	$20,736,088
*	Alphabet, Inc., Class A	96,192	259,192,230
*	Alphabet, Inc., Class C	91,076	246,307,756
	AT&T, Inc.	2,283,682	64,057,280
*	Charter Communications, Inc., Class A	44,051	32,776,147
	Comcast Corp., Class A	1,466,433	86,270,253
#*	Discovery, Inc., Class A	54,609	1,584,207
*	Discovery, Inc., Class C	97,155	2,633,872
*	DISH Network Corp., Class A	79,768	3,341,482
	Electronic Arts, Inc.	91,199	13,129,008
*	Facebook, Inc., Class A	766,360	273,054,068
	Fox Corp., Class A	103,893	3,704,824
	Fox Corp., Class B	49,979	1,661,302
	Interpublic Group of Cos., Inc. (The)	126,768	4,482,516
*	Live Nation Entertainment, Inc.	46,106	3,637,302
	Lumen Technologies, Inc.	319,596	3,985,362
*	Netflix, Inc.	141,820	73,401,777
	News Corp., Class A	125,601	3,093,553
	News Corp., Class B	40,897	961,488
	Omnicom Group, Inc.	68,154	4,962,974
*	Take-Two Interactive Software, Inc.	37,222	6,455,039
*	T-Mobile US, Inc.	187,280	26,972,066
*	Twitter, Inc.	255,908	17,849,583
	Verizon Communications, Inc.	1,324,174	73,862,426
	ViacomCBS, Inc., Class B	193,488	7,919,464
*	Walt Disney Co. (The)	581,134	102,291,207
TOTAL COMMUNICATION SERVICES			1,338,323,274
CONSUMER DISCRETIONARY — (12.0%)
	Advance Auto Parts, Inc.	21,081	4,470,437
*	Amazon.com, Inc.	137,109	456,242,537
*	Aptiv P.L.C.	86,809	14,484,082
*	AutoZone, Inc.	6,928	11,248,093
	Bath & Body Works, Inc.	84,841	6,793,219
	Best Buy Co., Inc.	71,178	7,996,848
*	Booking Holdings, Inc.	13,128	28,596,197
	BorgWarner, Inc.	76,734	3,758,431
*	Caesars Entertainment, Inc.	67,268	5,876,533
*	CarMax, Inc.	52,417	7,021,257
#*	Carnival Corp.	256,084	5,544,219
*	Chipotle Mexican Grill, Inc.	8,987	16,746,735
	Darden Restaurants, Inc.	41,970	6,122,584
	Dollar General Corp.	75,374	17,535,007
*	Dollar Tree, Inc.	73,747	7,359,213
	Domino's Pizza, Inc.	12,341	6,485,072
	DR Horton, Inc.	104,927	10,013,184
	eBay, Inc.	206,503	14,085,570
*	Etsy, Inc.	40,852	7,496,751
*	Expedia Group, Inc.	45,124	7,259,098
*	Ford Motor Co.	1,252,198	17,468,162
	Gap, Inc. (The)	67,010	1,954,682
	Garmin, Ltd.	48,210	7,578,612
*	General Motors Co.	407,602	23,168,098

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Genuine Parts Co.	46,495	$5,901,145
#	Hanesbrands, Inc.	112,288	2,050,379
	Hasbro, Inc.	41,267	4,103,590
*	Hilton Worldwide Holdings, Inc.	89,065	11,707,594
	Home Depot, Inc. (The)	340,076	111,609,542
*	Las Vegas Sands Corp.	104,562	4,428,201
	Leggett & Platt, Inc.	42,092	2,021,679
	Lennar Corp., Class A	87,803	9,232,485
*	LKQ Corp.	89,607	4,547,555
	Lowe's Cos., Inc.	226,094	43,566,053
*	Marriott International, Inc., Class A	85,649	12,503,041
	McDonald's Corp.	238,659	57,924,926
	MGM Resorts International	130,813	4,909,412
*	Mohawk Industries, Inc.	18,893	3,682,246
	Newell Brands, Inc.	121,048	2,995,938
	NIKE, Inc., Class B	407,786	68,308,233
#*	Norwegian Cruise Line Holdings, Ltd.	119,908	2,881,389
*	NVR, Inc.	1,097	5,729,192
*	O'Reilly Automotive, Inc.	22,388	13,518,770
#*	Penn National Gaming, Inc.	47,886	3,274,445
	Pool Corp.	12,854	6,141,898
	PulteGroup, Inc.	85,004	4,664,169
*	PVH Corp.	22,839	2,389,416
	Ralph Lauren Corp.	15,527	1,762,625
	Ross Stores, Inc.	114,461	14,043,220
*	Royal Caribbean Cruises, Ltd.	69,739	5,360,837
	Starbucks Corp.	376,872	45,763,567
*	Tapestry, Inc.	88,102	3,726,715
	Target Corp.	158,230	41,305,942
*	Tesla, Inc.	246,492	169,389,302
	TJX Cos., Inc. (The)	385,556	26,530,108
	Tractor Supply Co.	36,610	6,623,847
*	Ulta Beauty, Inc.	17,634	5,921,497
*	Under Armour, Inc., Class A	58,938	1,205,282
*	Under Armour, Inc., Class C	64,300	1,126,536
	VF Corp.	102,988	8,259,638
	Whirlpool Corp.	20,193	4,473,557
*	Wynn Resorts, Ltd.	33,948	3,338,107
	Yum! Brands, Inc.	95,618	12,563,249
TOTAL CONSUMER DISCRETIONARY			1,434,789,948
CONSUMER STAPLES — (5.8%)
	Altria Group, Inc.	591,591	28,420,032
	Archer-Daniels-Midland Co.	177,938	10,626,457
	Brown-Forman Corp., Class B	57,826	4,101,020
	Campbell Soup Co.	65,884	2,880,448
	Church & Dwight Co., Inc.	77,901	6,744,669
	Clorox Co. (The)	39,563	7,156,551
	Coca-Cola Co. (The)	1,241,157	70,783,184
	Colgate-Palmolive Co.	270,359	21,493,540
	Conagra Brands, Inc.	154,706	5,181,104
	Constellation Brands, Inc., Class A	53,853	12,081,382
	Costco Wholesale Corp.	141,393	60,759,400
	Estee Lauder Cos., Inc. (The), Class A	74,057	24,722,448
	General Mills, Inc.	194,630	11,455,922
	Hershey Co. (The)	46,899	8,389,293
#	Hormel Foods Corp.	90,939	4,217,751
	JM Smucker Co. (The)	35,347	4,634,345
	Kellogg Co.	79,840	5,058,662

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kimberly-Clark Corp.	108,123	$14,674,454
	Kraft Heinz Co. (The)	206,307	7,936,630
	Kroger Co. (The)	241,297	9,820,788
	Lamb Weston Holdings, Inc.	47,410	3,165,566
	McCormick & Co., Inc.	79,603	6,700,184
*	Molson Coors Beverage Co., Class B	61,186	2,991,384
	Mondelez International, Inc., Class A	449,171	28,414,557
*	Monster Beverage Corp.	118,710	11,196,727
	PepsiCo, Inc.	441,906	69,357,147
	Philip Morris International, Inc.	498,488	49,893,664
	Procter & Gamble Co. (The)	783,051	111,373,344
	Sysco Corp.	162,953	12,091,113
	Tyson Foods, Inc., Class A	94,209	6,732,175
	Walgreens Boots Alliance, Inc.	228,600	10,778,490
	Walmart, Inc.	439,162	62,602,543
TOTAL CONSUMER STAPLES			696,434,974
ENERGY — (2.5%)
	APA Corp.	123,487	2,315,381
	Baker Hughes Co.	234,992	4,991,230
	Cabot Oil & Gas Corp.	129,905	2,078,480
	Chevron Corp.	618,180	62,936,906
	ConocoPhillips	431,603	24,195,664
	Devon Energy Corp.	190,461	4,921,512
	Diamondback Energy, Inc.	58,224	4,490,817
	EOG Resources, Inc.	186,921	13,619,064
	Exxon Mobil Corp.	1,354,070	77,953,810
	Halliburton Co.	286,094	5,916,424
	Hess Corp.	88,212	6,742,925
	Kinder Morgan, Inc.	625,109	10,864,395
	Marathon Oil Corp.	251,754	2,917,829
	Marathon Petroleum Corp.	203,091	11,214,685
*	NOV, Inc.	125,317	1,730,628
	Occidental Petroleum Corp.	268,470	7,007,067
	ONEOK, Inc.	141,634	7,360,719
	Phillips 66	140,590	10,323,524
	Pioneer Natural Resources Co.	74,313	10,802,881
	Schlumberger, N.V.	445,656	12,848,263
	Valero Energy Corp.	131,294	8,792,759
	Williams Cos., Inc. (The)	386,947	9,693,022
TOTAL ENERGY			303,717,985
FINANCIALS — (10.9%)
	Aflac, Inc.	202,533	11,139,315
	Allstate Corp. (The)	95,953	12,478,688
	American Express Co.	208,114	35,489,680
	American International Group, Inc.	273,913	12,969,780
	Ameriprise Financial, Inc.	37,062	9,545,689
	Aon P.L.C., Class A	72,087	18,744,783
	Arthur J Gallagher & Co.	65,231	9,087,331
	Assurant, Inc.	19,586	3,090,867
	Bank of America Corp.	2,411,939	92,521,980
	Bank of New York Mellon Corp. (The)	257,123	13,198,124
*	Berkshire Hathaway, Inc., Class B	606,216	168,703,851
	BlackRock, Inc.	45,370	39,343,503
	Capital One Financial Corp.	144,132	23,306,144
	Cboe Global Markets, Inc.	33,697	3,992,084
	Charles Schwab Corp. (The)	479,718	32,596,838

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chubb, Ltd.	143,598	$24,230,726
	Cincinnati Financial Corp.	48,096	5,669,556
	Citigroup, Inc.	661,132	44,705,746
	Citizens Financial Group, Inc.	136,988	5,775,414
	CME Group, Inc.	114,854	24,363,979
	Comerica, Inc.	44,579	3,060,794
	Discover Financial Services	97,547	12,127,043
	Everest Re Group, Ltd.	12,771	3,228,892
	Fifth Third Bancorp	224,990	8,164,887
	First Republic Bank	56,334	10,986,257
	Franklin Resources, Inc.	87,887	2,597,061
	Globe Life, Inc.	29,980	2,791,438
	Goldman Sachs Group, Inc. (The)	108,816	40,792,942
	Hartford Financial Services Group, Inc. (The)	114,363	7,275,774
	Huntington Bancshares, Inc.	474,510	6,681,101
	Intercontinental Exchange, Inc.	179,732	21,537,286
	Invesco, Ltd.	120,692	2,942,471
	JPMorgan Chase & Co.	968,207	146,954,458
	KeyCorp	309,235	6,079,560
	Lincoln National Corp.	57,754	3,558,801
	Loews Corp.	71,114	3,813,844
	M&T Bank Corp.	40,808	5,462,151
	MarketAxess Holdings, Inc.	12,048	5,724,848
	Marsh & McLennan Cos., Inc.	162,538	23,928,844
	MetLife, Inc.	237,200	13,686,440
	Moody's Corp.	51,376	19,317,376
	Morgan Stanley	476,078	45,693,966
	MSCI, Inc., Class A	26,391	15,727,980
	Nasdaq, Inc.	36,638	6,841,414
	Northern Trust Corp.	66,476	7,501,817
	People's United Financial, Inc.	139,299	2,186,994
	PNC Financial Services Group, Inc. (The)	135,782	24,767,995
	Principal Financial Group, Inc.	81,381	5,056,201
	Progressive Corp. (The)	186,902	17,785,594
	Prudential Financial, Inc.	126,502	12,685,621
	Raymond James Financial, Inc.	39,031	5,053,734
	Regions Financial Corp.	306,551	5,901,107
	S&P Global, Inc.	77,022	33,020,872
	State Street Corp.	111,266	9,695,719
*	SVB Financial Group	18,048	9,925,678
	Synchrony Financial	171,954	8,085,277
	T Rowe Price Group, Inc.	72,797	14,862,235
	Travelers Cos., Inc. (The)	80,490	11,986,571
	Truist Financial Corp.	429,846	23,396,518
	U.S. Bancorp.	433,106	24,054,707
	Unum Group	64,284	1,761,382
	Wells Fargo & Co.	1,322,096	60,737,090
	Willis Towers Watson P.L.C.	41,248	8,500,388
	WR Berkley Corp.	44,192	3,233,529
	Zions Bancorp NA	52,329	2,728,957
TOTAL FINANCIALS			1,302,857,692
HEALTH CARE — (13.4%)
	Abbott Laboratories	568,304	68,753,418
	AbbVie, Inc.	564,915	65,699,614
*	ABIOMED, Inc.	14,394	4,708,853
	Agilent Technologies, Inc.	96,790	14,831,132
*	Align Technology, Inc.	22,991	15,997,138
	AmerisourceBergen Corp.	47,690	5,826,287

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Amgen, Inc.	183,767	$44,387,081
	Anthem, Inc.	78,311	30,072,207
	Baxter International, Inc.	161,386	12,483,207
	Becton Dickinson and Co.	92,967	23,776,310
*	Biogen, Inc.	48,016	15,688,268
*	Bio-Rad Laboratories, Inc., Class A	6,945	5,135,897
*	Boston Scientific Corp.	454,469	20,723,786
	Bristol-Myers Squibb Co.	714,507	48,493,590
	Cardinal Health, Inc.	92,618	5,499,657
*	Catalent, Inc.	54,288	6,504,245
*	Centene Corp.	185,840	12,750,482
	Cerner Corp.	96,896	7,789,469
*	Charles River Laboratories International, Inc.	16,186	6,586,407
	Cigna Corp.	109,689	25,172,529
	Cooper Cos., Inc. (The)	15,829	6,676,197
	CVS Health Corp.	421,096	34,681,467
	Danaher Corp.	203,042	60,402,965
*	DaVita, Inc.	22,291	2,680,493
	DENTSPLY SIRONA, Inc.	69,491	4,589,186
*	DexCom, Inc.	30,823	15,889,565
*	Edwards Lifesciences Corp.	198,484	22,283,799
	Eli Lilly and Co.	254,592	61,993,152
	Gilead Sciences, Inc.	401,115	27,392,143
	HCA Healthcare, Inc.	84,001	20,849,048
*	Henry Schein, Inc.	44,429	3,560,984
*	Hologic, Inc.	81,762	6,135,420
	Humana, Inc.	41,354	17,611,014
*	IDEXX Laboratories, Inc.	27,237	18,481,122
*	Illumina, Inc.	46,660	23,131,695
*	Incyte Corp.	59,426	4,596,601
*	Intuitive Surgical, Inc.	37,874	37,550,556
*	IQVIA Holdings, Inc.	61,112	15,137,442
	Johnson & Johnson	842,274	145,039,583
*	Laboratory Corp. of America Holdings	31,067	9,200,492
	McKesson Corp.	50,430	10,279,147
	Medtronic P.L.C.	430,318	56,505,057
	Merck & Co., Inc.	809,862	62,254,092
*	Mettler-Toledo International, Inc.	7,449	10,977,666
*	Moderna, Inc.	97,604	34,512,774
*	Organon & Co.	81,899	2,375,890
	PerkinElmer, Inc.	36,037	6,567,023
	Perrigo Co. P.L.C.	42,191	2,026,434
	Pfizer, Inc.	1,790,386	76,646,425
	Quest Diagnostics, Inc.	42,063	5,964,533
*	Regeneron Pharmaceuticals, Inc.	33,427	19,207,488
	ResMed, Inc.	46,402	12,612,064
	STERIS P.L.C.	31,400	6,843,630
	Stryker Corp.	104,835	28,403,995
	Teleflex, Inc.	15,057	5,984,104
	Thermo Fisher Scientific, Inc.	125,707	67,883,037
	UnitedHealth Group, Inc.	301,837	124,423,248
	Universal Health Services, Inc., Class B	25,206	4,043,294
*	Vertex Pharmaceuticals, Inc.	82,730	16,676,713
	Viatris, Inc.	387,858	5,457,162
*	Waters Corp.	19,607	7,643,005
	West Pharmaceutical Services, Inc.	23,667	9,744,414
	Zimmer Biomet Holdings, Inc.	66,792	10,915,149
	Zoetis, Inc.	151,851	30,780,198
TOTAL HEALTH CARE			1,597,489,043

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (8.4%)
	3M Co.	185,405	$36,699,066
*	Alaska Air Group, Inc.	40,654	2,359,152
	Allegion P.L.C.	28,829	3,938,041
*	American Airlines Group, Inc.	205,938	4,197,016
	AMETEK, Inc.	74,051	10,296,792
	AO Smith Corp.	42,517	2,990,221
*	Boeing Co. (The)	175,825	39,820,846
	Carrier Global Corp.	260,547	14,395,222
	Caterpillar, Inc.	175,206	36,223,841
#	CH Robinson Worldwide, Inc.	42,349	3,776,260
	Cintas Corp.	28,270	11,143,469
*	Copart, Inc.	66,308	9,747,276
	CSX Corp.	726,748	23,488,495
	Cummins, Inc.	46,783	10,858,334
	Deere & Co.	99,773	36,076,919
*	Delta Air Lines, Inc.	205,552	8,201,525
	Dover Corp.	45,794	7,653,093
	Eaton Corp. P.L.C.	127,179	20,100,641
	Emerson Electric Co.	191,573	19,327,800
	Equifax, Inc.	39,087	10,186,072
	Expeditors International of Washington, Inc.	54,006	6,926,270
	Fastenal Co.	183,056	10,025,977
	FedEx Corp.	77,936	21,818,183
	Fortive Corp.	108,806	7,905,844
	Fortune Brands Home & Security, Inc.	43,835	4,272,597
*	Generac Holdings, Inc.	20,161	8,454,717
	General Dynamics Corp.	72,982	14,306,661
	General Electric Co.	2,807,791	36,360,893
	Honeywell International, Inc.	222,149	51,936,215
*	Howmet Aerospace, Inc.	125,050	4,104,141
	Huntington Ingalls Industries, Inc.	12,942	2,654,792
	IDEX Corp.	24,291	5,506,527
	IHS Markit, Ltd.	119,380	13,948,359
	Illinois Tool Works, Inc.	92,153	20,888,321
*	Ingersoll Rand, Inc.	120,377	5,882,824
	Jacobs Engineering Group, Inc.	41,533	5,617,338
	JB Hunt Transport Services, Inc.	26,782	4,511,428
	Johnson Controls International P.L.C.	228,892	16,347,467
	Kansas City Southern	29,103	7,793,783
	L3Harris Technologies, Inc.	65,774	14,913,597
	Leidos Holdings, Inc.	42,589	4,532,321
	Lockheed Martin Corp.	78,228	29,075,001
	Masco Corp.	81,129	4,844,213
	Nielsen Holdings P.L.C.	115,381	2,733,376
	Norfolk Southern Corp.	80,038	20,636,198
	Northrop Grumman Corp.	47,792	17,349,452
	Old Dominion Freight Line, Inc.	30,505	8,210,421
	Otis Worldwide Corp.	128,635	11,519,264
	PACCAR, Inc.	111,055	9,216,454
	Parker-Hannifin Corp.	41,157	12,842,219
	Pentair P.L.C.	52,981	3,903,110
	Quanta Services, Inc.	44,468	4,042,141
	Raytheon Technologies Corp.	484,592	42,135,274
	Republic Services, Inc.	67,385	7,975,689
	Robert Half International, Inc.	35,755	3,511,499
	Rockwell Automation, Inc.	36,994	11,372,695
	Rollins, Inc.	71,503	2,740,710
	Roper Technologies, Inc.	33,570	16,494,284
	Snap-on, Inc.	17,160	3,740,537

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Southwest Airlines Co.	189,812	$9,589,302
	Stanley Black & Decker, Inc.	51,745	10,196,352
*	Teledyne Technologies, Inc.	14,741	6,674,283
	Textron, Inc.	72,860	5,028,069
	Trane Technologies P.L.C.	76,323	15,540,126
*	TransDigm Group, Inc.	17,599	11,282,543
	Union Pacific Corp.	212,473	46,480,594
*	United Airlines Holdings, Inc.	104,277	4,871,821
	United Parcel Service, Inc., Class B	231,348	44,270,753
*	United Rentals, Inc.	23,288	7,674,560
	Verisk Analytics, Inc., Class A	52,094	9,894,734
	Waste Management, Inc.	124,011	18,385,871
	Westinghouse Air Brake Technologies Corp.	56,304	4,778,520
	WW Grainger, Inc.	14,029	6,237,013
	Xylem, Inc.	57,929	7,290,365
TOTAL INDUSTRIALS			1,000,725,779
INFORMATION TECHNOLOGY — (27.7%)
	Accenture P.L.C., Class A	203,308	64,586,885
*	Adobe, Inc.	152,885	95,037,903
*	Advanced Micro Devices, Inc.	388,616	41,267,133
*	Akamai Technologies, Inc.	52,338	6,276,373
	Amphenol Corp., Class A	191,453	13,878,428
	Analog Devices, Inc.	117,841	19,728,940
*	ANSYS, Inc.	27,769	10,231,766
	Apple, Inc.	5,017,183	731,806,312
	Applied Materials, Inc.	293,481	41,066,796
*	Arista Networks, Inc.	17,673	6,722,633
*	Autodesk, Inc.	70,277	22,568,053
	Automatic Data Processing, Inc.	136,001	28,509,890
	Broadcom, Inc.	130,593	63,389,842
	Broadridge Financial Solutions, Inc.	37,194	6,452,787
*	Cadence Design Systems, Inc.	88,817	13,113,830
	CDW Corp.	44,591	8,175,760
	Cisco Systems, Inc.	1,347,886	74,632,448
	Citrix Systems, Inc.	39,510	3,980,633
	Cognizant Technology Solutions Corp., Class A	169,269	12,446,350
	Corning, Inc.	248,099	10,385,424
*	DXC Technology Co.	82,423	3,295,272
*	Enphase Energy, Inc.	43,339	8,217,074
*	F5 Networks, Inc.	19,279	3,981,306
	Fidelity National Information Services, Inc.	198,343	29,563,024
*	Fiserv, Inc.	190,076	21,879,648
*	FleetCor Technologies, Inc.	26,498	6,842,314
*	Fortinet, Inc.	43,442	11,826,650
*	Gartner, Inc.	27,360	7,243,013
	Global Payments, Inc.	94,205	18,220,189
	Hewlett Packard Enterprise Co.	414,323	6,007,684
	HP, Inc.	385,138	11,118,934
	Intel Corp.	1,291,528	69,380,884
	International Business Machines Corp.	285,787	40,284,536
	Intuit, Inc.	87,400	46,319,378
*	IPG Photonics Corp.	11,633	2,537,855
	Jack Henry & Associates, Inc.	24,011	4,180,075
	Juniper Networks, Inc.	105,965	2,981,855
*	Keysight Technologies, Inc.	58,940	9,698,577
	KLA Corp.	48,943	17,039,995
	Lam Research Corp.	45,616	29,076,095
	Mastercard, Inc., Class A	279,794	107,983,696

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Maxim Integrated Products, Inc.	86,327	$8,624,931
	Microchip Technology, Inc.	87,761	12,560,354
*	Micron Technology, Inc.	358,636	27,822,981
	Microsoft Corp.	2,408,925	686,326,822
	Monolithic Power Systems, Inc.	13,853	6,223,599
	Motorola Solutions, Inc.	54,283	12,155,049
	NetApp, Inc.	71,686	5,705,489
	NortonLifeLock, Inc.	186,746	4,635,036
	NVIDIA Corp.	797,050	155,416,780
	NXP Semiconductors NV	88,371	18,238,891
	Oracle Corp.	581,036	50,631,477
	Paychex, Inc.	102,287	11,642,306
*	Paycom Software, Inc.	15,790	6,316,000
*	PayPal Holdings, Inc.	375,729	103,524,611
*	PTC, Inc.	33,927	4,595,412
*	Qorvo, Inc.	35,986	6,822,586
	QUALCOMM, Inc.	360,783	54,045,293
*	salesforce.com, Inc.	297,222	71,906,918
	Seagate Technology Holdings P.L.C	63,843	5,611,800
*	ServiceNow, Inc.	63,152	37,126,429
	Skyworks Solutions, Inc.	52,962	9,772,019
*	Synopsys, Inc.	48,959	14,099,702
	TE Connectivity, Ltd.	105,869	15,612,501
	Teradyne, Inc.	53,296	6,768,592
	Texas Instruments, Inc.	295,383	56,305,907
*	Trimble, Inc.	80,209	6,857,870
*	Tyler Technologies, Inc.	13,111	6,459,003
*	VeriSign, Inc.	31,635	6,844,865
#	Visa, Inc., Class A	541,113	133,324,832
*	Western Digital Corp.	97,755	6,347,232
	Western Union Co. (The)	132,306	3,070,822
	Xilinx, Inc.	78,983	11,834,813
*	Zebra Technologies Corp., Class A	17,203	9,504,313
TOTAL INFORMATION TECHNOLOGY			3,308,671,475
MATERIALS — (2.6%)
	Air Products & Chemicals, Inc.	70,658	20,563,598
	Albemarle Corp.	37,278	7,680,759
	Amcor P.L.C.	488,967	5,652,458
	Avery Dennison Corp.	26,307	5,542,359
	Ball Corp.	105,193	8,508,010
	Celanese Corp., Class A	36,299	5,654,295
	CF Industries Holdings, Inc.	69,213	3,270,314
	Corteva, Inc.	236,903	10,134,710
	Dow, Inc.	238,225	14,808,066
	DuPont de Nemours, Inc.	170,812	12,819,441
	Eastman Chemical Co.	43,246	4,874,689
	Ecolab, Inc.	79,725	17,605,672
	FMC Corp.	41,368	4,424,308
	Freeport-McMoRan, Inc.	467,697	17,819,256
	International Flavors & Fragrances, Inc.	79,343	11,952,229
	International Paper Co.	125,864	7,269,905
	Linde P.L.C.	166,385	51,145,085
	LyondellBasell Industries NV, Class A	82,483	8,193,036
	Martin Marietta Materials, Inc.	19,897	7,228,580
	Mosaic Co. (The)	111,225	3,473,557
	Newmont Corp.	256,571	16,117,790
	Nucor Corp.	95,630	9,947,433
	Packaging Corp. of America	30,655	4,337,682

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	75,603	$12,362,603
	Sealed Air Corp.	49,194	2,791,759
	Sherwin-Williams Co. (The)	76,556	22,280,093
	Vulcan Materials Co.	42,702	7,685,933
	WestRock Co.	84,255	4,146,189
TOTAL MATERIALS			308,289,809
REAL ESTATE — (2.6%)
	Alexandria Real Estate Equities, Inc.	43,830	8,824,732
	American Tower Corp.	145,432	41,128,170
	AvalonBay Communities, Inc.	44,691	10,181,950
	Boston Properties, Inc.	45,813	5,377,530
*	CBRE Group, Inc., Class A	107,017	10,322,860
	Crown Castle International Corp.	138,221	26,689,093
	Digital Realty Trust, Inc.	89,749	13,835,706
	Duke Realty Corp.	119,446	6,077,412
	Equinix, Inc.	28,602	23,465,367
	Equity Residential	109,928	9,248,243
	Essex Property Trust, Inc.	20,839	6,837,276
	Extra Space Storage, Inc.	42,821	7,456,849
	Federal Realty Investment Trust	22,488	2,643,015
	Healthpeak Properties, Inc.	171,726	6,348,710
*	Host Hotels & Resorts, Inc.	228,482	3,639,718
#	Iron Mountain, Inc.	92,133	4,031,740
	Kimco Realty Corp.	139,830	2,982,574
	Mid-America Apartment Communities, Inc.	36,725	7,091,597
	Prologis, Inc.	236,419	30,271,089
	Public Storage	48,597	15,185,590
	Realty Income Corp.	119,667	8,411,393
	Regency Centers Corp.	50,456	3,300,327
	SBA Communications Corp.	35,014	11,939,424
	Simon Property Group, Inc.	104,836	13,263,851
	UDR, Inc.	95,116	5,230,429
	Ventas, Inc.	120,287	7,190,757
	Vornado Realty Trust	49,863	2,169,040
	Welltower, Inc.	133,900	11,630,554
	Weyerhaeuser Co.	239,768	8,087,375
TOTAL REAL ESTATE			312,862,371
UTILITIES — (2.5%)
	AES Corp. (The)	212,951	5,046,939
	Alliant Energy Corp.	80,335	4,702,008
	Ameren Corp.	82,183	6,896,797
	American Electric Power Co., Inc.	159,320	14,039,278
	American Water Works Co., Inc.	58,219	9,903,634
	Atmos Energy Corp.	42,257	4,166,118
	CenterPoint Energy, Inc.	183,830	4,680,312
	CMS Energy Corp.	93,324	5,766,490
	Consolidated Edison, Inc.	109,698	8,092,421
	Dominion Energy, Inc.	257,355	19,268,169
	DTE Energy Co.	62,092	7,284,633
	Duke Energy Corp.	246,030	25,860,213
	Edison International	121,315	6,611,668
	Entergy Corp.	64,569	6,645,442
	Evergy, Inc.	73,843	4,816,040
	Eversource Energy	110,052	9,494,186
	Exelon Corp.	311,830	14,593,644
	FirstEnergy Corp.	175,194	6,713,434

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
NextEra Energy, Inc.	627,355	$48,870,955
NiSource, Inc.	124,061	3,072,991
NRG Energy, Inc.	77,138	3,181,171
Pinnacle West Capital Corp.	36,242	3,028,019
PPL Corp.	245,925	6,976,892
Public Service Enterprise Group, Inc.	162,180	10,092,461
Sempra Energy	100,412	13,118,828
Southern Co. (The)	337,958	21,585,377
WEC Energy Group, Inc.	101,220	9,528,851
Xcel Energy, Inc.	172,767	11,791,348
TOTAL UTILITIES		295,828,319
TOTAL COMMON STOCKS Cost ($3,144,191,896)		11,899,990,669

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	45,838,854	45,838,854
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	451,048	5,218,626
TOTAL INVESTMENTS — (100.0%)
(Cost $3,195,247,741)^^			$11,951,048,149
As of July 31, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	137	09/17/21	$30,080,428	$30,068,075	$(12,353)
Total Futures Contracts			$30,080,428	$30,068,075	$(12,353)
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,338,323,274	—	—	$1,338,323,274
Consumer Discretionary	1,434,789,948	—	—	1,434,789,948
Consumer Staples	696,434,974	—	—	696,434,974
Energy	303,717,985	—	—	303,717,985
Financials	1,302,857,692	—	—	1,302,857,692
Health Care	1,597,489,043	—	—	1,597,489,043
Industrials	1,000,725,779	—	—	1,000,725,779
Information Technology	3,308,671,475	—	—	3,308,671,475
Materials	308,289,809	—	—	308,289,809
Real Estate	312,862,371	—	—	312,862,371
Utilities	295,828,319	—	—	295,828,319
Temporary Cash Investments	45,838,854	—	—	45,838,854

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$5,218,626	—	$5,218,626
Futures Contracts**	$(12,353)	—	—	(12,353)
TOTAL	$11,945,817,170	$5,218,626	—	$11,951,035,796
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$4,247,882,310
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,247,882,310
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,204,747,707
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$8,204,747,707
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$3,322,456,407
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,322,456,407
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Marketwide Value Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$2,191,758,815
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$2,191,758,815
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$84,288,363
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$84,288,363
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (27.0%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.129%, 12/15/21	400	$400,035
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.129%, 12/15/21	1,500	1,500,271
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.284%, 09/10/21	750	750,127
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)	1.020%, 11/23/21	1,000	1,002,602
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	500	500,036
Dexia Credit Local SA
	1.875%, 09/15/21	750	751,530
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.246%, 11/15/21	1,300	1,300,299
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.225%, 03/11/22	1,000	1,000,470
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.294%, 08/19/22	1,134	1,136,041
(r)	0.307%, 03/13/23	1,500	1,503,675
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.307%, 09/16/22	2,449	2,453,727
		Face Amount	Value†
		(000)
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.209%, 10/12/21	2,250	$2,250,193
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23	500	500,220
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.217%, 08/23/21	500	500,030
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.230%, 02/24/22	2,000	2,000,710
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.266%, 09/27/21	1,750	1,750,315
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.399%, 03/15/22	800	801,104
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.189%, 12/15/21	800	800,160
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.239%, 12/13/21	400	400,151
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.049%, 12/19/22	1,000	1,012,050

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
	Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.220%, FRN
(r)	0.263%, 06/02/23	1,500	$1,501,475
	Toronto-Dominion Bank (The), Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.290%, 01/06/23	980	980,822
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.285%, 08/13/21	378	378,023
	TOTAL BONDS		25,174,066
CERTIFICATES OF DEPOSIT — (5.9%)
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.168%, 03/10/22	500	500,034
	Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	500	500,196
	Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	1,000	1,000,065
(r)	0.200%, 08/19/22	1,500	1,499,802
	Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r)Ω	0.188%, 10/12/21	1,000	1,000,072
	Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.220%, 04/19/22	1,000	1,000,282
	TOTAL CERTIFICATES OF DEPOSIT		5,500,451
U.S. TREASURY OBLIGATIONS — (24.3%)
	U.S. Treasury Notes
	0.250%, 05/15/24	9,000	8,983,828
	2.000%, 05/31/24	7,350	7,697,115
	Face Amount	Value†
	(000)

U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r) 0.084%, 04/30/23	5,900	$5,900,687
TOTAL U.S. TREASURY OBLIGATIONS		22,581,630
TOTAL INVESTMENT SECURITIES (Cost $53,252,237)		53,256,147

COMMERCIAL PAPER — (42.5%)
Banque Et Caisse d’Epargne de l’Etat
	0.110%, 09/02/21	250	249,981
	0.100%, 09/13/21	500	499,950
BNG Bank NV
	0.056%, 08/09/21	650	649,987
	0.061%, 08/09/21	500	499,990
Ω	0.061%, 08/10/21	1,500	1,499,968
Caisse des Depots et Consignations
Ω	0.086%, 10/20/21	250	249,945
Ω	0.086%, 10/27/21	250	249,938
Canadian Imperial Bank of Commerce
Ω	0.173%, 09/14/21	1,250	1,249,880
CDP Financial, Inc.
Ω	0.090%, 10/29/21	1,000	999,750
Ω	0.130%, 11/08/21	250	249,935
Corpoerative Centrale Bank
	0.152%, 10/27/21	400	399,921
	0.152%, 12/08/21	1,400	1,399,521
	0.150%, 12/08/21	800	799,726
DNB NOR Bank ASA
Ω	0.105%, 10/26/21	250	249,957
Erste Abwicklungsanstalt
	0.120%, 08/04/21	1,000	999,988
European Investment Bank
	0.060%, 09/16/21	1,500	1,499,836
	0.081%, 10/27/21	1,200	1,199,703
Export Development Canada
	0.112%, 09/02/21	250	249,986
FMS Wertmanagement
Ω	0.132%, 08/10/21	1,250	1,249,969
	0.086%, 08/12/21	250	249,993
Ω	0.105%, 11/02/21	500	499,864
KFW International Finance, Inc.
	0.050%, 08/03/21	800	799,994
Ω	0.075%, 10/13/21	1,000	999,812
Ω	0.081%, 11/01/21	250	249,941
Ω	0.091%, 11/02/21	500	499,879
Kingdom of Denmark
	0.041%, 08/02/21	250	249,999
	0.071%, 08/27/21	1,250	1,249,942

DFA Two-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
	0.055%, 08/24/21	750	$749,969
Massachusetts Mut Life Ins Co.
	0.051%, 08/05/21	1,750	1,749,980
National Securities Clearing Corp.
Ω	0.060%, 09/03/21	500	499,961
Nederlandse Waterschapsbank NV
Ω	0.105%, 10/27/21	1,500	1,499,592
Nordea Bank Abp
Ω	0.065%, 09/15/21	500	499,948
Ω	0.110%, 11/22/21	350	349,868
NRW Bank
Ω	0.127%, 08/03/21	500	499,996
Ontario Teachers Finance Trust
Ω	0.100%, 10/13/21	500	499,932
Province of Alberta
Ω	0.090%, 10/07/21	1,250	1,249,777
PSP Capital, Inc.
	0.130%, 08/05/21	250	249,997
Ω	0.162%, 10/14/21	350	349,937
Ω	0.110%, 10/14/21	1,000	999,821
Sanofi SA
Ω	0.060%, 09/21/21	1,500	1,499,867
Ω	0.070%, 09/28/21	1,000	999,900
Skandinaviska Enskilda Banken AB
Ω	0.193%, 12/16/21	1,750	1,749,216
	0.190%, 12/16/21	750	749,664
Svenska Handelsbanken AB
Ω	0.180%, 11/09/21	1,250	1,249,646
		FaceAmount	Value†
		(000)
Ω	0.170%, 12/03/21	250	$249,909
Swedbank AB
	0.170%, 11/29/21	250	249,914
SwedBank AB
	0.175%, 08/25/21	1,370	1,369,941
Total Capital Canada, Ltd.
	0.183%, 08/03/21	2,000	1,999,981
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)Ω	0.180%, 02/07/22	1,000	999,993
TOTAL COMMERCIAL PAPER (Cost $39,562,397)			39,564,164

		Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	213,978	213,978
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	106	1,223
TOTAL INVESTMENTS — (100.0%)
(Cost $93,029,835)^^			$93,035,512

Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$25,174,066	—	$25,174,066
Certificates of Deposit	—	5,500,451	—	5,500,451
U.S. Treasury Obligations	—	22,581,630	—	22,581,630
Commercial Paper	—	39,564,164	—	39,564,164
Temporary Cash Investments	$213,978	—	—	213,978
Securities Lending Collateral	—	1,223	—	1,223
TOTAL	$213,978	$92,821,534	—	$93,035,512

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (32.2%)
Federal Home Loan Bank Discount Notes
0.000%, 08/04/21	12,000	$11,999,980
0.000%, 08/20/21	14,000	13,999,790
0.000%, 09/01/21	2,250	2,249,925
0.000%, 09/03/21	1,000	999,964
0.000%, 09/17/21	7,750	7,749,604
0.000%, 09/22/21	8,250	8,249,533
0.000%, 09/29/21	8,100	8,099,478
TOTAL AGENCY OBLIGATIONS		53,348,274
U.S. TREASURY OBLIGATIONS — (67.5%)
U.S. Treasury Cash Management Bill
0.046%, 08/24/21	12,750	12,749,650
U.S. Treasury Notes
0.250%, 05/15/24	16,100	16,071,070
2.000%, 05/31/24	13,750	14,399,365
0.250%, 06/15/24	1,200	1,197,375
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.034%, FRN
(r) 0.084%, 04/30/23	3,775	3,775,439
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.049%, FRN
(r) 0.099%, 01/31/23	8,350	8,353,740
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.105%, 10/31/22	10,000	10,004,812
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.164%, 04/30/22	17,490	17,503,509
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.204%, 01/31/22	16,110	16,121,987
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.350%, 10/31/21	11,440	11,448,552
TOTAL U.S. TREASURY OBLIGATIONS		111,625,499
TOTAL INVESTMENT SECURITIES (Cost $164,955,959)		164,973,773

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.025%	559,581	559,581
TOTAL INVESTMENTS — (100.0%)
(Cost $165,515,540)^^		$165,533,354

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$53,348,274	—	$53,348,274
U.S. Treasury Obligations	—	111,625,499	—	111,625,499
Temporary Cash Investments	$559,581	—	—	559,581
TOTAL	$559,581	$164,973,773	—	$165,533,354

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	141,310,653	$4,514,875,347
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	118,462,358	1,927,382,573
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	43,246,669	1,510,173,688
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	31,424,667	807,613,937
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	4,798,298	227,919,170
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	687,994	3,508,769
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,302,204,146)		$8,991,473,484

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $917,962)	917,962	917,962
TOTAL INVESTMENTS — (100.0%) (Cost $4,303,122,108)^^		$8,992,391,446
Summary of the Global Fund's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,991,473,484	—	—	$8,991,473,484
Temporary Cash Investments	917,962	—	—	917,962
TOTAL	$8,992,391,446	—	—	$8,992,391,446

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	43,398,720	$1,386,589,100
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	68,228,625	672,051,952
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	37,533,409	610,668,562
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	13,549,741	473,156,962
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	40,086,065	443,351,881
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,772,006	225,440,563
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	19,726,770	216,205,403
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	19,535,365	214,889,014
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	7,801,918	106,184,100
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	9,640,827	101,325,091
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,402,701	66,628,310
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,590	8,110
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,900,586,180)^^		$4,516,499,048
Summary of the Global Fund's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,516,499,048	—	—	$4,516,499,048
TOTAL	$4,516,499,048	—	—	$4,516,499,048

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	31,593,781	$314,358,119
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	28,422,976	314,358,119
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	4,171,655	133,284,395
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	8,591,067	116,924,417
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,454,714	56,208,196
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,261,069	44,036,540
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	4,017,901	42,228,141
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	916,808	23,561,974
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	110,405	5,244,244
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	292,442	1,491,452
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $867,741,886)		$1,051,695,597

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $1,041,441)	1,041,441	1,041,441
TOTAL INVESTMENTS — (100.0%) (Cost $868,783,327)^^		$1,052,737,038
Summary of the Global Fund's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,051,695,597	—	—	$1,051,695,597
Temporary Cash Investments	1,041,441	—	—	1,041,441
TOTAL	$1,052,737,038	—	—	$1,052,737,038

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2021, the Fund consisted of eleven portfolios (the "Portfolios"), of which three are "Stand-alone Funds", five are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,256,953
U.S. Large Cap Value Portfolio III	2,268,174
DFA International Value Portfolio	7,355,957
DFA International Value Portfolio III	2,740,336
Tax-Managed U.S. Marketwide Value Portfolio II	876,404
Emerging Markets Portfolio II	21,406
DFA Two-Year Fixed Income Portfolio	93,030
DFA Two-Year Government Portfolio	165,516
Global Equity Portfolio	4,476,352
Global Allocation 60/40 Portfolio	2,981,375
Global Allocation 25/75 Portfolio	878,082
RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio’s performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "“District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Committee Action. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.
Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.